Document And Entity Information	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	CLEARPOINT NEURO, INC.
Entity Central Index Key	0001285550
Entity Emerging Growth Company	false
Entity File Number	001-34822
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	58-2394628
Entity Address, Address Line One	120 S. Sierra Ave., Suite 100
Entity Address, City or Town	Solana Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92075
City Area Code	888
Local Phone Number	287-9109
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	CLPT
Security Exchange Name	NASDAQ